Note 25 - Financial Instruments and Related Risk Management - Disclosure of Detailed Information About Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Trade receivables	$ 3,503	$ 4,671
Other financial assets	7,488	8,458
Silver future derivatives [member]
Statement Line Items [Line Items]
Foreign exchange derivative		2,038
Foreign exchange derivatives [member]
Statement Line Items [Line Items]
Foreign exchange derivative	982
Carrying value [member]
Statement Line Items [Line Items]
Trade receivables	1,182	2,559
Other financial assets	6,506	6,420
Carrying value [member] | Silver future derivatives [member]
Statement Line Items [Line Items]
Foreign exchange derivative		2,038
Carrying value [member] | Foreign exchange derivatives [member]
Statement Line Items [Line Items]
Foreign exchange derivative	982
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Trade receivables
Other financial assets	6,506	6,420
Level 1 of fair value hierarchy [member] | Silver future derivatives [member]
Statement Line Items [Line Items]
Foreign exchange derivative		2,038
Level 1 of fair value hierarchy [member] | Foreign exchange derivatives [member]
Statement Line Items [Line Items]
Foreign exchange derivative	982
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Trade receivables	1,182	2,559
Other financial assets
Level 2 of fair value hierarchy [member] | Silver future derivatives [member]
Statement Line Items [Line Items]
Foreign exchange derivative
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member]
Statement Line Items [Line Items]
Foreign exchange derivative